Note 7 - Property and Equipment - Discloser of detailed information (Details) - CAD ($) $ in Thousands	Oct. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Property and equipment	$ 23,885	$ 6,536
Gross carrying amount [member]
Statement Line Items [Line Items]
Property and equipment	36,721	17,827
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property and equipment	$ (12,836)	$ (11,291)